Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015
C000007083
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 31,077	$ 29,416	$ 28,225	$ 27,477	$ 27,685	$ 25,561	$ 25,738	$ 23,883	$ 21,913	$ 22,369	$ 21,708	$ 22,181	$ 19,472	$ 20,567	$ 22,447	$ 22,200	$ 20,425	$ 20,482	$ 19,460	$ 17,683	$ 15,633	$ 14,872	$ 13,204	$ 17,164	$ 16,095	$ 15,742	$ 15,222	$ 13,707	$ 15,122	$ 14,358	$ 14,166	$ 14,538	$ 13,676	$ 13,092	$ 12,836	$ 12,280	$ 11,721	$ 11,528	$ 11,084	$ 10,707	$ 10,000
C000007084
Account Value [Line Items]
Account Value	$ 156,823	148,402	142,363	138,544	139,570	128,817	129,704	120,306	110,383	112,637	109,290	111,638	97,996	103,475	112,902	111,638	102,700	102,953	97,803	88,859	78,534	74,689	66,291	86,161	80,775	78,993	76,372	68,738	75,835	71,989	70,993	72,851	68,504	65,562	64,287	61,482	58,674	57,677	55,446	53,547	50,000
C000007086
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 37,550	34,275	31,199	31,653	32,212	31,726	30,772	28,026	25,412	25,629	23,759	22,691	20,396	21,674	24,831	25,893	24,259	24,855	23,383	20,812	18,008	16,685	14,284	18,567	16,827	16,584	16,118	14,540	17,006	15,500	15,261	15,290	14,379	13,697	13,014	12,113	11,678	10,751	10,735	10,782	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 39,210	36,233	32,616	34,286	33,382	31,445	30,458	27,678	24,683	25,523	23,547	21,956	20,486	21,466	25,812	27,285	25,000	25,030	23,114	21,714	18,921	17,347	14,208	17,976	16,487	16,301	15,661	13,733	16,035	14,971	14,413	14,501	13,638	13,042	12,661	11,968	11,493	11,005	10,724	10,627	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 196,051	181,165	163,082	171,430	166,910	157,225	152,292	138,390	123,417	127,615	117,734	109,782	102,431	107,329	129,058	136,424	124,999	125,148	115,569	108,568	94,604	86,734	71,041	89,881	82,433	81,506	78,305	68,664	80,177	74,857	72,066	72,504	68,189	65,211	63,307	59,841	57,463	55,023	53,621	53,135	50,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 39,210	36,233	32,616	34,286	33,382	31,445	30,458	27,678	24,683	25,523	23,547	21,956	20,486	21,466	25,812	27,285	25,000	25,030	23,114	21,714	18,921	17,347	14,208	17,976	16,487	16,301	15,661	13,733	16,035	14,971	14,413	14,501	13,638	13,042	12,661	11,968	11,493	11,005	10,724	10,627	10,000
NACC2 Index: FTSE High Dividend Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE High Dividend Yield Index
Account Value	$ 30,836	28,985	27,838	27,358	27,283	25,074	25,371	23,254	21,309	21,724	21,423	21,817	18,944	20,146	22,048	21,887	20,005	20,132	19,258	17,345	15,204	14,677	13,042	17,147	16,092	15,704	15,283	13,801	15,272	14,443	14,247	14,659	13,790	13,190	13,004	12,582	11,889	11,694	11,202	10,757	10,000
NACC2 Index: FTSE High Dividend Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE High Dividend Yield Index
Account Value	$ 154,182	144,923	139,191	136,789	136,416	125,371	126,854	116,269	106,543	108,619	107,115	109,083	94,721	100,732	110,238	109,436	100,024	100,662	96,288	86,724	76,018	73,384	65,209	85,733	80,461	78,521	76,414	69,007	76,359	72,215	71,235	73,297	68,948	65,950	65,022	62,909	59,445	58,468	56,011	53,786	50,000
NACC2 Index: MSCI US Prime Market 750 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US Prime Market 750 Index
Account Value	$ 41,123	$ 38,035	$ 34,183	$ 35,828	$ 34,854	$ 32,885	$ 31,669	$ 28,696	$ 25,632	$ 26,472	$ 24,353	$ 22,607	$ 21,098	$ 22,115	$ 26,575	$ 28,038	$ 25,517	$ 25,440	$ 23,393	$ 22,142	$ 19,518	$ 17,808	$ 14,606	$ 18,260	$ 16,739	$ 16,487	$ 15,814	$ 13,871	$ 16,081	$ 14,962	$ 14,452	$ 14,541	$ 13,636	$ 13,059	$ 12,660	$ 11,922	$ 11,500	$ 11,048	$ 10,775	$ 10,672	$ 10,000